Significant Accounting Policies - Net loss per share (Details) - shares	6 Months Ended		11 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units	21,889,478	13,893,786	128,547
Convertible preferred shares
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units		13,510,415	125,000
Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units	12,809,996
Shares issuable upon exercise of options to purchase Class A Ordinary Shares
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units	5,681,471	383,371	3,547
Shares issuable upon exercise of Z33 Series Seed Preferred Shares call option
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units	2,000,000
Restricted share units
Potentially dilutive securities not included in the calculation of the diluted net loss per common share because to do so would be anti-dilutive
Restricted share units	1,398,011